Income Taxes (Details) - Schedule of provision for income taxes - FF Intelligent Mobility Global Holdings Ltd [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) - Schedule of provision for income taxes [Line Items]
Federal income tax expense	21.00%	21.00%
State income taxes (net of federal benefit)	0.00%	0.00%
Permanent differences	(4.60%)	(2.80%)
Foreign tax rate difference	(6.70%)	(2.10%)
Return-to-provision adjustment	0.40%	(1.10%)
Expiration of tax attributes	(1.00%)
Valuation allowance	(9.10%)	(15.00%)
Effective tax rate	0.00%	0.00%